PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	€ 461	€ 443
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Recognised finance lease as assets	18	20
Machinery, equipment and containers
Disclosure of detailed information about property, plant and equipment [line items]
Recognised finance lease as assets	6	8
Machinery, equipment and containers | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	232	223
Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Recognised finance lease as assets	39	43
Vehicle fleet | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	18	17
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Recognised finance lease as assets	3	7
Furniture and office equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	24	20
Finance lease | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	€ 16	€ 25	€ 13